Note 8 - Share Capital and Reserves - Share Option Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017
Stock options granted December 13, 2018 [member]
Statement Line Items [Line Items]
Stock options, granted	762,000
Fair value per share, stock options	$ 0.24
Risk free interest rate, stock options	1.89%
Expected life, stock options	2
Expected volatility, stock options	49.38%
Expected dividends, stock options
Stock options granted December 12, 2018 [member]
Statement Line Items [Line Items]
Stock options, granted	200,000
Fair value per share, stock options	$ 0.28
Risk free interest rate, stock options	2.06%
Expected life, stock options	3
Expected volatility, stock options	49.50%
Expected dividends, stock options
Stock options granted September 26, 2018 [member]
Statement Line Items [Line Items]
Stock options, granted	170,000
Fair value per share, stock options	$ 0.25
Risk free interest rate, stock options	2.19%
Expected life, stock options	2
Expected volatility, stock options	47.93%
Expected dividends, stock options
Stock options granted August 15, 2018 [member]
Statement Line Items [Line Items]
Stock options, granted	106,000
Fair value per share, stock options	$ 0.21
Risk free interest rate, stock options	2.09%
Expected life, stock options	2
Expected volatility, stock options	48.39%
Expected dividends, stock options
Stock options granted June 18, 2018 [member]
Statement Line Items [Line Items]
Stock options, granted	2,180,000
Fair value per share, stock options	$ 0.29
Risk free interest rate, stock options	1.85%
Expected life, stock options	2
Expected volatility, stock options	51.53%
Expected dividends, stock options
Stock options granted May 7, 2018 [member]
Statement Line Items [Line Items]
Stock options, granted	100,000
Fair value per share, stock options	$ 0.33
Risk free interest rate, stock options	1.95%
Expected life, stock options	2
Expected volatility, stock options	55.21%
Expected dividends, stock options
Stock options granted April 10, 2018 [member]
Statement Line Items [Line Items]
Stock options, granted	90,000
Fair value per share, stock options	$ 0.31
Risk free interest rate, stock options	1.85%
Expected life, stock options	2
Expected volatility, stock options	55.18%
Expected dividends, stock options
Stock options granted March 29, 2018 [member]
Statement Line Items [Line Items]
Stock options, granted	400,000
Fair value per share, stock options	$ 0.42
Risk free interest rate, stock options	1.94%
Expected life, stock options	3
Expected volatility, stock options	55.10%
Expected dividends, stock options
Stock options granted February 7, 2018 [member]
Statement Line Items [Line Items]
Stock options, granted	300,000
Fair value per share, stock options	$ 0.48
Risk free interest rate, stock options	1.99%
Expected life, stock options	3
Expected volatility, stock options	64.14%
Expected dividends, stock options
Stock options granted December 22, 2017 [member]
Statement Line Items [Line Items]
Stock options, granted	1,195,000
Fair value per share, stock options	$ 0.62
Risk free interest rate, stock options	1.71%
Expected life, stock options	3
Expected volatility, stock options	65.20%
Expected dividends, stock options
Stock options granted November 23, 2017 [member]
Statement Line Items [Line Items]
Stock options, granted	100,000
Fair value per share, stock options	$ 0.50
Risk free interest rate, stock options	1.46%
Expected life, stock options	3
Expected volatility, stock options	63.93%
Expected dividends, stock options
Stock options granted September 12, 2017 [member]
Statement Line Items [Line Items]
Stock options, granted	500,000
Fair value per share, stock options	$ 0.55
Risk free interest rate, stock options	1.59%
Expected life, stock options	2.5
Expected volatility, stock options	63.12%
Expected dividends, stock options
Stock options granted August 25, 2017 [member]
Statement Line Items [Line Items]
Stock options, granted	1,160,000
Fair value per share, stock options	$ 0.48
Risk free interest rate, stock options	1.24%
Expected life, stock options	2
Expected volatility, stock options	62.80%
Expected dividends, stock options
Stock options granted June 12, 2017 [member]
Statement Line Items [Line Items]
Stock options, granted	75,000
Fair value per share, stock options	$ 0.63
Risk free interest rate, stock options	0.88%
Expected life, stock options	2
Expected volatility, stock options	65.95%
Expected dividends, stock options
Stock options granted May 19, 2017 [member]
Statement Line Items [Line Items]
Stock options, granted	75,000
Fair value per share, stock options	$ 0.60
Risk free interest rate, stock options	0.72%
Expected life, stock options	2
Expected volatility, stock options	65.65%
Expected dividends, stock options
Stock options granted May 4, 2017 [member]
Statement Line Items [Line Items]
Stock options, granted	175,000
Fair value per share, stock options	$ 0.63
Risk free interest rate, stock options	0.71%
Expected life, stock options	2
Expected volatility, stock options	65.77%
Expected dividends, stock options
Stock options granted March 17, 2017 [member]
Statement Line Items [Line Items]
Stock options, granted	207,000
Fair value per share, stock options	$ 0.47
Risk free interest rate, stock options	0.80%
Expected life, stock options	2
Expected volatility, stock options	61.28%
Expected dividends, stock options
Stock options granted January 11, 2017 [member]
Statement Line Items [Line Items]
Stock options, granted	1,427,000
Fair value per share, stock options	$ 0.54
Risk free interest rate, stock options	0.75%
Expected life, stock options	2
Expected volatility, stock options	68.94%
Expected dividends, stock options
Stock options granted December 21, 2016 [member]
Statement Line Items [Line Items]
Stock options, granted	60,000
Fair value per share, stock options	$ 0.42
Risk free interest rate, stock options	0.83%
Expected life, stock options	2
Expected volatility, stock options	70.18%
Expected dividends, stock options
Stock options granted November 2, 2016 [member]
Statement Line Items [Line Items]
Stock options, granted	20,000
Fair value per share, stock options	$ 0.69
Risk free interest rate, stock options	0.54%
Expected life, stock options	2
Expected volatility, stock options	68.31%
Expected dividends, stock options
Stock options granted October 6, 2016 [member]
Statement Line Items [Line Items]
Stock options, granted	150,000
Fair value per share, stock options	$ 0.57
Risk free interest rate, stock options	0.60%
Expected life, stock options	2
Expected volatility, stock options	68.47%
Expected dividends, stock options
Stock options granted September 15, 2016 [member]
Statement Line Items [Line Items]
Stock options, granted	170,000
Fair value per share, stock options	$ 0.70
Risk free interest rate, stock options	0.58%
Expected life, stock options	2
Expected volatility, stock options	68.08%
Expected dividends, stock options
Stock options granted August 9, 2016 [member]
Statement Line Items [Line Items]
Stock options, granted	491,000
Fair value per share, stock options	$ 0.76
Risk free interest rate, stock options	0.50%
Expected life, stock options	2
Expected volatility, stock options	67.52%
Expected dividends, stock options
Stock options granted June 29, 2016 [member]
Statement Line Items [Line Items]
Stock options, granted	15,000
Fair value per share, stock options	$ 0.87
Risk free interest rate, stock options	0.54%
Expected life, stock options	2
Expected volatility, stock options	66.44%
Expected dividends, stock options
Stock options granted June 8, 2016 [member]
Statement Line Items [Line Items]
Stock options, granted	1,915,000
Fair value per share, stock options	$ 0.62
Risk free interest rate, stock options	0.54%
Expected life, stock options	2
Expected volatility, stock options	64.68%
Expected dividends, stock options
Stock options granted May 6, 2016 [member]
Statement Line Items [Line Items]
Stock options, granted	100,000
Fair value per share, stock options	$ 0.52
Risk free interest rate, stock options	0.54%
Expected life, stock options	2
Expected volatility, stock options	63.84%
Expected dividends, stock options